Commitments and Contingencies (Details) - Schedule of future minimum capital commitments under non-cancelable contracts - CNY (¥) ¥ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Schedule of future minimum capital commitments under non-cancelable contracts [Abstract]
Capital commitment for construction of schools	¥ 70,231	¥ 26,923
Capital commitment for an equity method investment	208,866	210,000
Total	¥ 279,097	¥ 236,923